Biological Assets - Schedule of Quantitative Data on Cattle Raising Activity (Details) - Heads of cattle [Member] - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Quantitative Data on Cattle Raising Activity [Line Items]
Total number of cattle	R$ 12,846	R$ 18,174
Consumable Cattle [Member]
Schedule of Quantitative Data on Cattle Raising Activity [Line Items]
Total number of cattle	4,409	3,500
Production Cattle [Member]
Schedule of Quantitative Data on Cattle Raising Activity [Line Items]
Total number of cattle	R$ 8,437	R$ 14,674